Average Annual Total Returns{- Fidelity Advisor® Small Cap Fund} - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Small Cap Fund	Fidelity Advisor Small Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Small Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Small Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Small Cap Fund-Class Z Return Before Taxes Inception Date	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	10.43%	8.51%	8.41%	9.73%	6.73%	6.56%	6.66%	6.35%	6.39%	12.81%	8.77%	8.43%	15.19%	8.94%	8.22%	17.48%	10.09%	9.36%	17.66%	10.26%	9.53%	[1]	Aug. 13, 2013	19.96%	13.26%	11.20%

[1]	(a)Since inception August 13, 2013.